UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		August 13, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 92359


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS  SOLE  SHARED NONE
AEGON NV              COM      7924103      7263 1596472SH       SOLE             1596472
ALLIANCEBERNSTEIN HOLDCOM      01881G106    1780  146942SH       SOLE              146942
ALPHA NATURAL RESCOURCCOM      02076X102     841  120000SH       SOLE              120000
CANADIANSOLAR INC     COM      136635109    1292  484100SH       SOLE              484100
CHINA XINIYA FASHION LADR      16950W105    3313 2784214SH       SOLE             2784214
CHINA YUCHAI INTL LTD COM      G21082105   29009 2277046SH       SOLE             2277046
CHIQUITA BRANDS INTL ICOM      170032809    8640 1668052SH       SOLE             1668052
CORINTHIAN COLLEGES INCOM      218868107    1752  867721SH       SOLE              867721
GANNET CO INC         COM      364730101    3574  253300SH       SOLE              253300
NOKIA OYJ             ADR      654902204     812  337315SH       SOLE              337315
QIAO XING MOBILE COMM COM      G73031109     381 6158701SH       SOLE             6158701
QIAO XING UNIV RESOURCCOM      G7303A109     200 2471967SH       SOLE             2471967
SUNTECH POWER HOLDINGSADR      86800C922    2945 2606363SH       SOLE             2606363
UTSTARCOM INC         COM      918076100   2051319171528SH       SOLE            19171528
YINGLI GREEN ENERGY HOCOM      98584B103     962  601578SH       SOLE              601578
YUCHENG TECHNOLOGIES LCOM      G98777108    8956 2460636SH       SOLE             2460636
MEMC ELECTRONICS MATERCOM      552715104     126   66000SH       SOLE               66000
                                           92359

</SEC-DOCUMENT>